Revenues	6 Months Ended
Dec. 31, 2024
Revenues [Abstract]
Revenues

Note 4 — Revenues

Revenues are recognized when control of the promised services and deliverables are transferred to the Company’s clients in an amount that reflects the considerations the Company expects to be entitled to and receive in exchange for services and deliverables rendered.

The following table presents the Company’s revenues disaggregated by service lines for the six months ended December 31, 2024 and 2023:

	For the six months ended December 31,
	2023	2024
	HKD	HKD	US$
Cloud services and data center managed services	$17,118,480	$13,233,426	$1,703,648
Telecommunication, consultancy and related services	5,450,838	5,895,338	758,955
Total revenues	$22,569,318	$19,128,764	$2,462,603

The following table presents the Company’s revenues disaggregated by the timing of revenue recognition for the six months ended December 31, 2024 and 2023:

	For the six months ended December 31,
	2023	2024
	HKD	HKD	US$
Services and deliverables transferred over time	$22,569,318	$19,128,764	$2,462,603

The amounts of transaction prices allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at December 31, 2024 and 2023 are as follows:

	For the six months ended December 31,
	2023	2024
	HKD	HKD	US$
Amounts expected to be recognized as revenue:
Within one year	$2,086,957	$2,086,957	$268,671
After one year	4,695,652	2,608,696	335,839
	$6,782,609	$4,695,653	$604,510

The Company expects to recognize majority of the related revenue as it provides services to its clients, which is expected to occur within three years for a long-term telecommunication maintenance service. The Company elected to utilize the optional exemption to exclude from this disclosure the remaining performance obligations that have original expected duration of one year or less.

The following table shows the amounts of revenue recognized in the current reporting period that was included in contract liabilities at the beginning of the reporting period:

	For the six months ended December 31,
	2023	2024
	HKD	HKD	US$
Revenue recognized that was included in contract liabilities at the beginning of the reporting period:
Cloud services and data center managed services	$1,800,000	$-	$-
Telecommunication, consultancy and related services	1,128,978	1,739,130	223,893
	$2,928,978	$1,739,130	$223,893